UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Quality Income Fund (Series E)

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 14.7%
Agency - 0.2%
147,337	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	154,016

Non-Agency - 14.5%
176,027	Ace Securities Corp. Home Equity Loan Trust Series 2004-SD1 [1]	0.68	11/25/33	174,396
198,481	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.61	6/25/35	197,069
855,930	Bear Stearns Asset Backed Securities Trust 2005-SD2, Class 1A2 [1]	0.66	3/25/35	850,041
55,120	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.59	3/25/35	54,626
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,974
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	315,562
514,936	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	526,075
267,915	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	4.67	9/25/34	275,178
290,287	Centex Home Equity Loan Trust, Series 2005-C, Class AF5 [14]	5.05	6/25/35	297,118
236,375	Chase Funding Trust, Series 2004-2, Class 1A4	5.32	2/26/35	240,554
190,653	CIT Home Equity Loan Trust 2003-1, Class A4 [1][4]	3.93	3/20/32	193,669
316,509	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.06	10/20/32	324,162
444,208	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	450,379
73,859	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	77,443
40,926	Conseco Financial Corp., Series 1997-4, Class A7 [1]	7.36	2/15/29	41,590
29,125	Conseco Financial Corp., Series 1997-6, Class A6	6.90	1/15/29	29,941
96,835	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	99,739
79,361	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	81,653
195,616	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	200,424
514,952	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	524,424
60,290	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2 [14]	4.26	8/25/35	60,392
4,522	Deutsche Financial Capital Securitization, LLC, Series 1998-I, Class A3	6.10	4/15/28	4,515
1,072	Deutsche Financial Capital Securitization, LLC, Series 1998-I, Class A4	6.38	4/15/28	1,070
498,824	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	505,914
3,432	Green Tree Mortgage Loan Trust 2005-HE1, Class A5 [1,4]	0.57	12/25/32	3,425
455,663	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.49	7/20/36	449,821
162,135	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.32	6/25/35	160,307
593,485	Irwin Whole Loan Home Equity Trust 2003-B, Class M [1]	3.19	11/25/32	597,608
1,264,543	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.28	11/25/28	1,238,212
1,743,747	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.04	6/25/34	1,683,264
477,830	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	5.75	4/25/30	494,335
42,981	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	43,992
213,260	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.21	9/25/34	211,193
721,659	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.13	5/25/35	731,663
101,534	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	102,271
89,888	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	92,725
7,046	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	7,180
36,758	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	37,165
279,887	Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A11 [1]	0.67	3/25/34	278,009
140,929	Residential Asset Securities Corp., Series 2004-KS2, Class AI4 [1]	4.18	12/25/31	141,130
76,870	Vanderbilt Mortgage Finance, Series 2002-B, Class A4	5.84	2/7/26	77,495

				11,978,703

Total Asset-Backed Securities (cost: $12,143,712)				12,132,719

See accompanying notes to schedule of investments.
JUNE 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Collateralized Mortgage Obligations - 28.6%
Agency - 20.6%
938,073	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	974,250
363,531	FHLMC Multifamily Structured Pass Through Certificates, Series K016. Class A1	2.06	10/25/20	368,921
46,106	FHLMC REMICS, Series 2627, Class MC	4.50	6/15/18	47,863
151,078	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	157,644
76,538	FHLMC REMICS, Series 2646, Class MT	3.50	11/15/32	78,123
271,970	FHLMC REMICS, Series 2685, Class ND	4.00	10/15/18	281,977
274,565	FHLMC REMICS, Series 2776, Class CG	5.00	4/15/19	289,318
184,983	FHLMC REMICS, Series 2877, Class JD	4.50	3/15/19	192,371
23,350	FHLMC REMICS, Series 2962, Class WE	5.50	6/15/24	23,344
14,814	FHLMC REMICS, Series 3634, Class EA	4.00	11/15/23	14,885
69,180	FHLMC REMICS, Series 3637, Class LJ	3.50	2/15/25	71,759
33,549	FHLMC REMICS, Series 3711, Class AG	3.00	8/15/23	33,655
248,395	FHLMC REMICS, Series 3777, Class DA	3.50	10/15/24	257,604
663,351	FHLMC REMICS, Series 3812, Class LV	4.00	4/15/22	699,848
259,332	FHLMC REMICS, Series 3815, Class BD	3.00	10/15/20	265,655
1,446,800	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	1,500,525
12,192	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	12,242
96,541	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	99,702
177,014	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	186,295
138,674	FNMA REMICS, Series 2004-101, Class BH	5.00	1/25/20	144,762
245,406	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	265,775
65,340	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	66,317
68,065	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	72,774
389	FNMA REMICS, Series 2007-100, Class ND	5.75	10/25/35	390
586,204	FNMA REMICS, Series 2008-18, Class NB	4.50	5/25/20	609,399
1,046,631	FNMA REMICS, Series 2008-29, Class CA	4.50	9/25/35	1,090,931
252,853	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	266,798
1,000,000	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	1,061,615
172,899	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	184,160
91,616	FNMA REMICS, Series 2009-76, Class MA	4.00	9/25/24	94,208
613,861	FNMA REMICS, Series 2009-87, Class A	4.50	12/25/38	638,110
177,236	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	185,245
521,996	FNMA REMICS, Series 2010-144, Class YG	2.25	11/25/23	532,071
115,110	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	120,607
250,375	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	255,985
372,276	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	384,714
154,752	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	159,600
2,064,939	FNMA REMICS, Series 2011-48, Class VJ	5.00	5/25/40	2,149,969
369,235	FNMA REMICS, Series 2011-9, Class HC	3.25	3/25/24	378,709
97,234	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	101,146
147,614	GNMA, Series 2004-53, Class CK	5.00	8/20/32	152,629
163,144	GNMA, Series 2007-48, Class FM [1]	0.44	4/20/37	163,206
148,911	GNMA, Series 2009-10, Class PA	4.50	12/20/38	158,819
183,074	GNMA, Series 2009-104, Class XM	5.00	3/20/36	184,711
1,103,784	GNMA, Series 2009-108, Class NB	3.00	4/20/37	1,123,701
400,000	GNMA, Series 2010-107, Class L	4.00	4/20/36	411,885
27,219	GNMA, Series 2010-108, Class BH	2.25	12/20/36	27,367
129,199	GNMA, Series 2010-61, Class DA	4.00	12/20/23	133,833
97,871	GNMA, Series 2010-61, Class EA	5.00	9/20/31	98,381

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

233,476	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	265,568

				17,039,366

Non-Agency - 8.0%
16,300	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	16,365
2,090	American Home Mortgage Investment Trust, Series 2004-3, Class 6A4 [14]	5.01	10/25/34	2,087
24,697	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	25,134
1,586,515	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	0.87	9/25/34	1,583,650
1,645,720	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	2.46	12/25/33	1,655,216
90,404	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	91,306
334,990	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	336,621
119,719	GSR Mortgage Loan Trust 2005-5F, Class 8A1 [1]	0.69	6/25/35	116,239
325,002	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4 [1]	5.41	12/15/44	325,731
42,531	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	43,994
91,037	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	96,258
229,639	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	244,088
360,240	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	383,106
125,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	126,944
179,258	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	188,234
34,800	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	35,543
88,202	Residential Asset Securitization Trust, Series 2003-A14, Class A1	4.75	2/25/19	90,094
13,067	Residential Funding Mortgage Securities I Trust, Series 2003-S13, Class A3	5.50	6/25/33	13,073
251,195	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	252,274
342,630	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	0.99	6/25/35	339,926
365,334	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	2.53	6/25/33	375,321
121,006	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.93	2/27/34	117,897
106,729	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	109,506

				6,568,607

Total Collateralized Mortgage Obligations (cost: $23,582,365)				23,607,973

Corporate Bonds - 16.0%
963,882	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	1,031,354
462,263	America West Airlines 2000-1 Pass Through Trust	8.06	7/2/20	520,046
500,000	Bank One Corp. [14]	8.53	3/1/19	598,327
325,000	Cardinal Health, Inc.	1.95	6/15/18	325,547
350,000	Caterpillar Financial Services Corp.	7.15	2/15/19	412,059
400,000	Citigroup, Inc.	8.50	5/22/19	487,879
500,000	Coca-Cola Femsa SAB de CV	2.38	11/26/18	507,050
459,939	Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.70	6/15/21	488,685
800,000	Diamond Offshore Drilling, Inc.	5.88	5/1/19	895,274
475,000	General Mills, Inc.	5.65	2/15/19	530,193
1,000,000	Hancock Holdings Co. (Subordinated)	5.88	4/1/17	1,048,192
500,000	Jersey Central Power & Light Co.	4.80	6/15/18	532,412
644,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75	4/15/23	677,810
1,000,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	5.63	12/1/21	1,031,360
500,000	Nationwide Mutual Insurance Co. [1,4]	2.58	12/15/24	499,954
697,695	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.26	11/20/21	729,928
500,000	Omnicom Group, Inc.	6.25	7/15/19	572,411
325,000	Progress Energy, Inc.	7.05	3/15/19	377,113
800,000	Prudential Financial, Inc. [1]	2.68	8/10/18	831,720

See accompanying notes to schedule of investments.
JUNE 30, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	SBA Tower Trust [4]	2.24	4/16/18	497,392
500,000	Susa Partnership LP	7.45	7/1/18	575,084

Total Corporate Bonds (cost: $13,187,082)				13,169,790

Mortgage Pass-Through Securities - 11.0%
Federal Home Loan Mortgage Corporation - 2.9%
86,152	Freddie Mac	3.50	7/1/26	91,089
80,795	Freddie Mac	4.50	1/1/18	84,145
58,165	Freddie Mac	4.50	5/1/19	60,679
126,138	Freddie Mac	4.50	6/1/19	131,619
89,354	Freddie Mac	4.50	6/1/19	93,097
132,053	Freddie Mac	4.50	1/1/21	138,341
83,637	Freddie Mac	4.50	12/1/21	87,645
133,712	Freddie Mac	4.50	10/1/23	144,558
131,844	Freddie Mac	4.50	7/1/26	137,742
77,575	Freddie Mac	5.00	3/1/18	80,995
76,578	Freddie Mac	5.00	10/1/18	79,970
100,952	Freddie Mac	5.00	8/1/19	106,983
40,712	Freddie Mac	5.00	10/1/25	44,769
87,094	Freddie Mac	5.50	9/1/17	90,058
121,595	Freddie Mac	5.50	4/1/19	127,802
52,341	Freddie Mac	5.50	10/1/19	55,447
112,913	Freddie Mac	5.50	7/1/20	119,620
94,877	Freddie Mac	5.50	12/1/20	100,980
88,082	Freddie Mac	5.50	1/1/21	94,165
178,985	Freddie Mac	5.50	3/1/21	193,270
94,006	Freddie Mac	5.50	3/1/21	101,641
102,625	Freddie Mac	5.50	10/1/21	108,446
24,198	Freddie Mac	6.00	8/1/16	24,531
67,951	Freddie Mac	6.00	9/1/23	76,873

				2,374,465

Federal National Mortgage Association - 7.6%
284,133	Fannie Mae	2.75	11/1/17	292,698
1,000,000	Fannie Mae	2.78	12/1/17	1,030,306
286,417	Fannie Mae	3.00	8/1/21	298,000
1,000,000	Fannie Mae	3.15	9/1/18	1,047,015
496,018	Fannie Mae	3.18	12/1/17	502,632
115,566	Fannie Mae	3.50	10/1/21	121,912
66,142	Fannie Mae	4.00	3/1/26	70,676
47,389	Fannie Mae	4.00	10/1/31	50,708
624,122	Fannie Mae	5.25	1/1/18	645,513
653,163	Fannie Mae	5.31	2/1/19	727,108
1,288,224	Fannie Mae	5.51	4/1/17	1,378,192
73,821	Fannie Mae	6.00	5/1/23	78,076
35,508	Fannie Mae	6.50	2/1/19	40,777

				6,283,613

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Government National Mortgage Association - 0.5%
107,536	Ginnie Mae [1]	1.63	4/20/33	111,772
72,482	Ginnie Mae [1]	1.63	10/20/34	75,338
39,236	Ginnie Mae [1]	3.50	4/20/42	41,090
167,346	Ginnie Mae	5.00	9/15/24	178,466

				406,666

Total Mortgage Pass-Through Securities (cost: $8,950,018)				9,064,744

Taxable Municipal Bonds - 9.1%
800,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	916,520
1,000,000	Colorado Housing & Finance Authority	4.00	11/1/31	1,046,340
500,000	Industry Public Facilities Authority	2.79	1/1/19	502,310
250,000	La Paz County Industrial Development Authority	4.25	12/1/15	251,645
520,000	Milwaukee Redevelopment Authority	3.00	8/1/18	528,024
500,000	Multistate Liquidating Trust No. 1 [4,17]	1.39	12/15/18	501,125
500,000	New Jersey Sports & Exposition Authority	6.08	3/1/23	531,630
490,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	514,186
1,100,000	Skyway Concession Co., LLC [1,4]	0.66	6/30/26	913,000
500,000	St. Paul Housing & Redevelopment Authority	2.35	7/1/19	496,460
650,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	669,064
600,000	Tustin Unified School District	3.00	9/1/19	603,564

Total Taxable Municipal Bonds (cost: $7,490,629)				7,473,868

U.S. Treasury / Federal Agency Securities - 16.5%
Other Federal Agency Securities - 1.3%
150,000	Bank of China, Ltd. [12]	0.55	8/6/15	150,000
212,000	Comenity Capital Bank [12]	0.75	5/10/16	212,457
250,000	Firstbank Puerto Rico [12]	0.80	9/21/15	250,298
250,000	GE Capital Bank [12]	0.80	11/2/15	250,445
125,000	State Bank of India [12]	0.60	7/22/15	125,000
125,000	State Bank of India [12]	0.85	10/19/15	125,204

				1,113,404

U.S. Treasury Note - 15.2%
4,400,000	U.S. Treasury Note	0.75	6/30/17	4,408,593
5,000,000	U.S. Treasury Note	0.88	6/15/17	5,022,655
2,500,000	U.S. Treasury Note	1.00	11/30/19	2,445,312
650,000	U.S. Treasury Note	2.13	8/31/20	663,863

				12,540,423

Total U.S. Treasury / Federal Agency Securities (cost: $13,646,131)				13,653,827

Total Investments in Securities - 95.9% (cost: $78,999,937)				79,102,921

Call Options Written [10] - (0.2%)
(180)	U.S. Treasury 2 Year Future: Call Options: $109.125 strike, August 2015 expiration			(132,188)

Total Call Options Written (premiums received: $77,859)
Other Assets and Liabilities, net - 4.3%				3,558,127

Total Net Assets - 100.0%				$82,528,860

See accompanying notes to schedule of investments.
JUNE 30, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Quality Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of June 30, 2015.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2015 was $3,446,250 and represented 4.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[10]	The amount of $1,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2015.

[12]	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2015.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its’ agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2015 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Depreciation
Short Futures:
100	U.S. Treasury 2 Year Futures [10]	September 2015	$21,893,750	$(18,713)

A summary of the levels for the Fund’s investments as of June 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other Significant Observable Inputs ($)	Other Significant Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	12,132,719	—	12,132,719
Collateralized Mortgage Obligations	—	23,607,973	—	23,607,973
Corporate Bonds	—	13,169,790	—	13,169,790
Mortgage Pass-Through Securities	—	9,064,744	—	9,064,744
Taxable Municipal Bonds	—	7,473,868	—	7,473,868
U.S. Treasury / Federal Agency Securities	—	13,653,827	—	13,653,827
	—	79,102,921	—	79,102,921

Liabilities
Call Options Written	(132,188)	—	—	(132,188)
Futures	(18,713)	—	—	(18,713)
	(150,901)	—	—	(150,901)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.9%
Alabama - 0.2%
400,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev.	5.00	11/15/30	400,592

Alaska - 2.4%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	754,875
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	645,318
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	511,650
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	496,285
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	5.50	N/A	82,475
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	266,508
460,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	519,966
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	599,203

				3,876,280

Arizona - 2.2%
856,379	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	950,478
125,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	125,114
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	400,708
700,000	Phoenix Industrial Dev. Auth. Education Rev. (Legacy Schools Proj.) [4]	4.75	7/1/19	722,113
5,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	5,040
75,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	76,474
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	421,176
325,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	320,694
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	560,215

				3,582,012

Arkansas - 0.7%
320,000	Arkansas Dev. Finance Auth.	5.00	2/1/33	343,942
300,000	Henderson State University Rev. (BAM Insured)	4.00	11/1/29	307,665
150,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	154,592
300,000	Russellville Rev. (Water & Sewer) (AGM Insured)	5.00	7/1/32	336,510

				1,142,709

California - 9.3%
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	494,210
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	328,182
5,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	5,063
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	570,645
160,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	169,674
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	516,740
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	371,668
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	826,020
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	460,545
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	406,560
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	861,400
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	302,602
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	807,598
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	312,628
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	192,120
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	536,920
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	664,092
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	579,128
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	321,944

See accompanying notes to schedule of investments.
JUNE 30, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.76	6/1/39	417,505
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	533,060
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	442,632
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	548,455
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	393,715
515,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	605,161
500,000	Sutter Butte Flood Agency (BAM Insured)	4.00	10/1/38	504,375
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	386,388
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	446,735
2,000,000	Twin Rivers Unified School District (BAM Insured) [6]	6.25	8/1/34	766,960
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	927,710
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	422,410

				15,122,845

Colorado - 1.3%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	266,690
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	549,075
80,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	82,638
380,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	386,977
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	504,125
400,000	Fossil Ridge Metropolitan District No. 3 G.O.	5.00	12/1/44	416,928

				2,206,433

Connecticut - 1.6%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,008,310
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	214,616
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	499,275
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	238,932
500,000	CT Hsg. Finance Auth. Rev. (G.O. of Auth.)	4.75	11/15/35	517,735
175,000	CT Hsg. Finance Auth. Rev. (G.O. of Auth.)	4.90	11/15/36	184,102

				2,662,970

Florida - 10.9%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	478,024
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	515,695
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.) [2,5]	6.25	6/1/27	245,988
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	248,298
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	350,486
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	288,350
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	488,152
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,15]	5.75	N/A	59,999
235,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	253,680
245,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	259,075
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	405,516
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	87,082
600,000	Habitat Community Development District	3.50	5/1/31	590,646
355,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	352,408
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	5.00	N/A	165,005
350,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	343,116
300,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.88	5/1/35	291,108
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	285,395
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	5.35	5/1/34	403,868
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	486,624
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	264,480

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	237,423
500,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	500,355
250,000	Magnolia Creek Community Dev. District Rev. [2,5,15]	5.60	N/A	62,505
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	251,528
600,000	Miami-Dade Co. Rev. Capital Appreciation (NATL-RE Insured) [6]	5.21	10/1/38	169,914
725,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	815,466
500,000	Monterra Community Dev. District Special Assessment (AGM Insured)	3.50	5/1/36	463,555
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	5.00	N/A	2
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	504,705
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	586,784
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	525,870
1,000,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	999,960
745,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	716,526
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.00	6/1/21	269,960
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.25	6/1/23	272,435
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	5.00	5/1/33	528,065
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	787,298
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	530,490
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	260,522
250,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	262,238
500,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	5.00	12/1/40	520,620
105,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	1
35,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	34,750
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	29,340
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	114,021
120,000	Tolomato Community Dev. District Special Assessment [2,5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	57,339
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,814
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,917
250,000	Trout Creek Community Dev. District Cap. Improvement Special Assessment	5.50	5/1/35	242,928
300,000	Village Community Dev. District No.7 Special Assessment Rev.	4.00	5/1/36	291,345
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	10,016
470,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	392,699
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	247,872
450,000	Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	5.25	N/A	177,192

				17,797,451

Georgia - 3.6%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,204
1,065,000	East Point Tax Allocation	8.00	2/1/26	1,067,450
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,242,304
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,005,600
1,000,000	GA Housing & Finance Authority Rev.	3.55	12/1/39	948,200
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	457,025
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	564,967
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	330,639

				5,816,389

See accompanying notes to schedule of investments.
JUNE 30, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Idaho - 1.0%
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	501,665
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	267,705
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	265,175
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	529,335

				1,563,880

Illinois - 6.8%
500,000	Bellwood G.O.	5.88	12/1/27	567,550
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	599,505
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	550,025
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	266,948
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	464,070
200,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	200,378
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	242,968
270,000	IL Fin. Auth. Rev. (Landing at Plymouth Place Proj.)	6.00	5/15/25	270,926
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	537,060
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	509,060
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	253,492
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	591,980
300,000	IL G.O.	5.25	2/1/31	312,396
250,000	IL G.O.	5.50	7/1/33	266,818
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,460
500,000	IL Housing Dev. Auth. Rev.	3.70	7/1/34	476,320
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	368,172
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,085,480
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	288,265
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) [2,5]	5.25	1/1/36	292,000
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	379,046
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	272,510
1,921,000	Malta Tax Allocation Rev. [2,5]	5.75	12/30/25	1,036,591
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	147,346
510,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	426,523
685,000	Westmont Park District G.O. [6]	6.03	12/1/32	285,857

				11,071,746

Indiana - 2.6%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	768,278
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	335,433
360,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	361,447
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	250,910
275,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	300,526
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	440,872
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/41	529,590
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	395,248
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	213,723
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	377,444
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	256,320
332,805	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	16,274

				4,246,065

Iowa - 0.2%
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	264,732

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Kansas - 0.8%
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	282,315
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	518,950
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,950

				1,303,215

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	499,337

Louisiana - 2.9%
73,566	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	74,733
285,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	296,075
120,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	123,328
540,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	559,057
280,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	296,638
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	504,570
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	323,250
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	275,665
500,000	LA Public Facs. Auth. Rev. (Entergy LA LLC Proj.)	5.00	6/1/30	508,700
690,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.88	2/15/36	614,231
500,000	LA Public Facs. Auth. Rev. (University of New Orleans Research) (AGM Insured)	4.00	9/1/35	502,270
250,000	LA Tobacco Settlement Financing Corp. Rev.	5.50	5/15/30	280,310
49,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	50,023
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	304,308

				4,713,158

Maine - 1.0%
300,000	ME Hsg. Auth. Rev.	3.50	11/15/34	284,958
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	599,148
500,000	ME Hsg. Auth. Rev.	3.60	11/15/36	470,740
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	258,068

				1,612,914

Maryland - 1.1%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	250,303
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	339,286
900,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	886,680
250,000	Westminster Rev. (Lutheran Village at Millers Grant, Inc.)	6.00	7/1/34	264,602

				1,740,871

Massachusetts - 1.6%
295,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	302,248
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	260,592
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	532,655
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,214,400
250,000	MA Port Auth. Rev.	4.13	7/1/24	250,028

				2,559,923

Michigan - 2.3%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	249,520
975,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	976,658
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	255,145
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	500,740
750,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	721,995
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured) [2,5]	6.25	10/1/23	199,984

See accompanying notes to schedule of investments.
JUNE 30, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

270,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	175,497
200,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	213,882
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	261,988
250,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	254,355

				3,809,764

Minnesota - 1.5%
1,800,740	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,831,407
220,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	234,859
390,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	406,017

				2,472,283

Mississippi - 0.1%
100,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	105,175

Missouri - 0.5%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	419,960
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	362,042
473,793	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) [2,5]	6.00	9/1/24	33,687

				815,689

Montana - 0.7%
385,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	383,206
170,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	175,880
491,518	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	537,264

				1,096,350

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	438,900
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	5.13	N/A	3,977

				442,877

Nevada - 1.0%
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	851,662
745,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	719,849
125,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	129,564

				1,701,075

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	448,808

New Jersey - 1.1%
300,000	Burlington Co. Bridge Commission Rev. (The Evergreens Proj.)	5.63	1/1/38	308,190
115,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	122,894
435,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	449,825
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	541,442
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	417,016

				1,839,367

New Mexico - 1.3%
450,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	433,174
275,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	287,072
260,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	272,340
570,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	597,160
470,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	470,931

				2,060,677

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

New York - 4.7%
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	359,180
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	258,252
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	485,300
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	830,288
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	477,520
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	490,030
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	471,255
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	545,459
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	187,628
465,000	NY Mortgage Agency Rev.	4.75	10/1/42	479,601
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	208,306
350,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	386,302
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	575,138
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	417,348
500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	473,985
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	985,150

				7,630,742

North Carolina - 0.1%
250,000	North Carolina Capital Fac. Fin. Agy. Rev. (Elizabeth City State Univ. Hsg.) (AMBAC Insured)	5.00	6/1/23	250,250

North Dakota - 0.4%
260,000	ND Housing Finance Agency Rev.	5.00	7/1/33	278,624
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	300,084

				578,708

Ohio - 0.4%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	667,608

Oklahoma - 0.5%
200,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	200,364
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	607,724

				808,088

Oregon - 1.8%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	334,523
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	276,222
475,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	465,885
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	978,370
350,000	Port of Morrow G.O.	4.00	6/1/32	336,238
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	323,451
300,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	300,819

				3,015,508

Pennsylvania - 2.8%
210,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	223,568
475,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	0.89	10/1/34	377,630
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	288,450
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	264,420
240,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.20	8/15/42	189,559
500,000	Luzerne Co. G.O. (AGM Insured)	7.00	11/1/26	590,555
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	246,640
500,000	PA Hsg. Finance Agy. Rev. (G.O. of Agency Insured)	4.63	10/1/29	515,510

See accompanying notes to schedule of investments.
JUNE 30, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	519,590
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.00	12/1/38	1,169,012
250,000	Philadelphia Authority for Industrial Dev. Rev. (Tacony Academy Charter School Proj.)	6.13	6/15/23	271,692

				4,656,626

Puerto Rico - 0.4%
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.)	5.10	12/1/18	341,355
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	249,825

				591,180

Rhode Island - 0.4%
250,000	RI Health & Edl. Building Corp. Hosp. Fing. Rev. (Lifespan Obligation Group) (NATL-RE Insured)	5.25	5/15/26	250,608
230,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	212,235
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	239,212

				702,055

South Carolina - 0.8%
355,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	376,726
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	2.00	11/15/47	7,294
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	272,112
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	586,185

				1,242,317

Tennessee - 1.3%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) [2,5]	7.50	12/20/40	296,970
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	92,389
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	393,278
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
450,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	451,062
1,000,000	TN Hsg. Dev. Agency. Rev.	3.55	7/1/39	922,250

				2,155,965

Texas - 5.5%
975,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,063,042
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,063,970
500,000	Bexar County Housing Finance Corp. (Park Ridge Proj.) (FNMA Insured)	3.75	2/1/35	468,875
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	566,630
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2015A [15]	5.49	N/A	1,309,178
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	655,080
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	256,510
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	516,135
250,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	245,840
400,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	6.13	11/15/20	402,512
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	289,000
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	554,380
350,000	Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Edgemere Proj.)	5.00	11/15/35	363,772
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	382,495
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	915,165

				9,052,584

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Utah - 0.6%
400,000	UT Charter School Finance Auth. Rev. (Entheos Academy)	6.50	10/15/33	419,696
215,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	232,613
360,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	371,682

				1,023,991

Virginia - 2.5%
500,000	Farms New Kent Community Dev. Auth. Special Assessment [2,5]	5.13	3/1/36	125,029
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	518,396
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	582,406
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	527,890
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	527,890
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	538,865
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	409,204
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	518,505
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	259,955

				4,008,140

Washington - 2.3%
105,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	106,553
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	542,690
450,000	WA Hsg. Fin. Commission	3.70	12/1/33	437,090
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	484,120
335,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	367,730
350,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	353,924
1,350,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	1,354,900
175,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	183,178

				3,830,185

West Virginia - 0.5%
250,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	262,080
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	540,788

				802,868

Wisconsin - 2.7%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	291,830
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,033,660
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	541,675
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	403,508
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	582,215
310,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	316,659
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	519,310
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	249,980
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	488,725

				4,427,562

Wyoming - 1.6%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	651,658
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,015,140
410,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	406,310
500,000	WY Community Dev. Auth. Rev.	4.05	12/1/39	497,680

				2,570,788

Total Municipal Bonds (cost: $157,841,738)				144,990,752

See accompanying notes to schedule of investments.
JUNE 30, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Investment Companies - 6.0%
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)	641,336
15,200	BlackRock Municipal Income Trust (BFK)	204,744
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)	747,900
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	128,099
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)	278,051
48,000	BlackRock MuniYield Florida Fund (MYF)	690,240
90,800	BlackRock MuniYield Insured Fund (MYI)	1,248,500
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	286,810
193,000	Deutsche Municipal Income Trust (KTF)	2,433,730
18,400	Invesco Municipal Opportunity Trust (VMO)	224,480
40,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)	446,479
15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	190,350
36,123	Managed Duration Investment Grade Municipal Fund (MZF)	478,630
21,500	Nuveen Premier Municipal Income Fund (NPF)	277,350
114,332	Nuveen Premium Income Fund (NPM)	1,518,329

Total Investment Companies (cost: $9,509,984)		9,795,028

Short-Term Securities - 4.8%
7,839,615	Dreyfus Tax-Exempt Cash Management Fund, 0.01%
Total Short-Term Securities (cost: $7,839,615)		7,839,615

Total Investments in Securities - 99.7% (cost: $175,191,337)		162,625,395
Other Assets and Liabilities, net - 0.3%		546,159

Total Net Assets - 100.0%		$163,171,554

[1]	Variable rate security. Rate disclosed is as of June 30, 2015.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2015 was $3,430,709 and represented 2.1% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2015 was $3,823,950 and represented 2.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2015 was $3,430,709 and represented 2.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2015 was $1,340,472 and represented 0.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	144,990,752	—	144,990,752
Investment Companies	9,795,028	—	—	9,795,028
Short-Term Securities	7,839,615	—	—	7,839,615

Total:	17,634,643	144,990,752	—	162,625,395

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 93.8%
Education/Student Loan - 12.4%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	307,953
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	283,253
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	1,053,734
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,216,804
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	608,304
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	520,595
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,343,795
2,350,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,495,700
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	604,140
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	543,055
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	805,650
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,056,390
6,032,480	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,135,213
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,007,470
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	621,348
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	165,374
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,025,350
586,846	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	592,168
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	381,600
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	848,138
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,116,630
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	950,400
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	473,865
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	850,388
575,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	0.75	5/1/16	575,080
400,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	3.00	5/1/23	396,872
250,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	4.00	5/1/24	261,170
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	402,090
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,717,560
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,449,266
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,987,578
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,329,850
640,839	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	635,847
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	416,096
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	2,012,226
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School)	5.00	8/1/22	3,605,035
2,000,000	St. Paul Hsg. & Redev. Auth. (Community of Peace Academy Proj.)	5.00	12/1/36	2,006,280
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	529,939
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	867,953
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	500,000
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,336,634
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,549,680
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	715,450
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,160,660
470,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	479,137
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	309,181
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	515,145
820,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	899,253
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,532,092
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	475,672
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	373,162

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	232,740

				53,278,965

Escrowed To Maturity/Prerefunded - 1.6%
545,000	County of Douglas, Rev. (Douglas County Hospital)	6.00	7/1/28	623,665
1,005,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,150,062
815,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	824,201
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	598,132
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,031,660
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,034,160
1,570,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	1,651,106

				6,912,986

General Obligation - 2.7%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,103,220
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,562,098
550,000	Brooklyn Center Independent School District No. 286 (NATL-RE Insured)	4.50	2/1/31	559,730
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,075,550
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	700,076
300,000	Forest Lake Independent School District No. 831 (AGM Insured)	5.00	2/1/19	301,179
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	639,980
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	424,868
480,000	Watkins G.O.	4.00	1/1/34	482,952
735,000	Watkins G.O.	4.00	1/1/38	737,705

				11,587,358

Hospital/Health Care - 15.5%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,173,420
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,039,248
140,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	140,431
1,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.00	11/1/39	990,730
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,168,450
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	282,612
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	539,420
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	385,053
1,790,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,895,342
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,755,856
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,205,080
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,018,350
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,122,322
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,384,803
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	514,400
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,890,557
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	782,590
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,266,732
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,532
90,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	90,104
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,790,386
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,048
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,575
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	550,302
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,615,410
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,087,270
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,726,770

See accompanying notes to schedule of investments.
JUNE 30, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,150,020
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	839,652
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	365,112
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,478,750
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,331,894
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,322,360
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care Sys. Proj.)	5.25	11/15/35	1,047,060
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,368,848
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,229,900
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,466,742
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	525,593
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	757,342
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	266,763
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,187,496
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	509,035
2,203,442	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,242,465
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,018,500
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,484,568
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,026,860
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	556,815
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,319,240
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,271,162

				66,592,970

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	957,470

Insured - 1.7%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	569,565
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,856,312
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	2,920,472
1,025,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,180,820
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,190
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,209
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	575,970

				7,268,538

Multifamily Mortgage - 22.8%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	803,228
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,469,985
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	258,448
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	309,681
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	387,818
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	397,616
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,034,910
850,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	895,688
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	815,452
1,000,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,023,120
620,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	621,798
240,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.70	7/1/42	240,754
2,275,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,276,046
3,645,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,647,479
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,534,625

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,536,190
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,350,905
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,198
1,265,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,265,708
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,765,498
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	680,381
255,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	255,245
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,096,241
95,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	95,307
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	379,384
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,484,790
675,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	676,688
3,750,000	MN Hsg. Fin. Agy. [1]	0.55	2/1/17	3,751,238
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/33	1,137,540
2,000,000	MN Hsg. Fin. Agy.	5.00	8/1/34	2,264,980
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/35	1,129,140
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,750,788
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	1,074,310
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	267,755
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,684,237
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,892,651
1,055,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.00	7/1/21	1,069,105
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	279,146
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	208,692
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,001,280
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	250,122
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,509,720
1,015,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,074,388
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,047,160
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,074,520
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,081,360
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	897,348
115,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	116,111
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	453,796
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	490,927
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	523,298
320,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	352,806
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,746,000
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,073,240
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,255,000
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,197,266
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	104,389
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,228,862
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,709,314
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	269,330
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,165,960
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	246,118
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	281,677
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	179,492
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	153,730
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	153,900
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,142,890

See accompanying notes to schedule of investments.
JUNE 30, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,290,680
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,002,280
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,594,066
4,810,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,811,635
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,618,995
185,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	188,905
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	786,765
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	850,648
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,352,375
800,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	860,800
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,564,638

				97,764,556

Municipal Lease [9] - 5.3%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	538,110
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	535,810
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	535,360
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev	4.00	2/1/41	613,788
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	493,830
995,750	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,001,336
1,100,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/31	1,148,994
690,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/33	713,888
500,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/35	512,815
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,131,671
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,629,630
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,848,860
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,289,720
300,000	MN Hsg. Fin. Agy.	5.00	8/1/35	331,356
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,228,020
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,047,740
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,276,540
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	401,952
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	341,418
939,470	Winona School District 861 Lease Purchase	6.04	8/1/24	940,907

				22,561,745

Other Revenue Bonds - 7.1%
505,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	514,595
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	510,214
553,672	Crystal Governmental Fac. Rev.	5.10	12/15/26	629,038
375,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	379,110
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,541,610
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	212,783
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	315,750
170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	167,288
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	197,784
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	250,879
105,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	105,215
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	240,322
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,179,110
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,383,540
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,176,292

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,024,920
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	532,190
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	533,260
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	1,000,130
1,074,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,074,569
817,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	817,980
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	775,865
1,011,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,012,304
852,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	853,048
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	182,975
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	189,239
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	194,731
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	232,696
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	237,938
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,051,400
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	969,534
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,882,518
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,238,740
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	723,437
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,118,260

				30,449,264

Public Facilities - 0.2%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,100,241

Sales Tax Revenue - 2.0%
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	2,001,532
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,159,020
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	472,419
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.25	8/1/33	496,725
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,708,560
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,581,426

				8,419,682

Single Family Mortgage - 16.1%
1,480,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,556,975
690,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	720,029
1,015,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,071,008
204,103	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	209,844
57,569	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	59,129
369,116	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	383,054
825,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	873,180
30,243	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	30,275
349,227	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	352,772
192,192	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	195,436
105,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	111,011
5,010,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,348,375
4,720,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,908,989
2,565,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,723,209
2,425,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.35	7/1/29	2,358,773
10,900,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.50	1/1/32	10,845,827
2,955,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.60	7/1/33	2,916,408
6,695,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.80	7/1/38	6,593,906
5,745,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.90	7/1/43	5,639,235

See accompanying notes to schedule of investments.
JUNE 30, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,680,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,709,350
4,280,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,455,780
210,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1.60	7/1/15	210,006
2,260,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	2,344,275
2,965,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	3,007,548
455,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	4.75	7/1/26	455,391
180,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/31	180,718
1,620,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/38	1,665,295
620,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	659,599
170,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	177,744
190,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	194,752
1,495,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,570,318
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,499
70,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	73,058
210,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.90	7/1/28	217,795
680,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.75	7/1/27	687,269
1,780,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.80	7/1/26	1,791,036
955,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	977,137
915,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	932,568
210,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	214,349
265,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	273,907

				68,955,829

Transportation - 1.5%
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,125,940
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	1,119,640
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	557,740
775,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	865,288
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,226,434
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	668,028
440,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/35	489,544
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	421,748

				6,474,362

Utility - 4.7%
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	514,010
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,277,125
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,167,428
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,127,160
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	572,855
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,119,380
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	569,845
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	364,701
250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	282,362
650,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	656,526
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	756,959
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,120,280
500,000	North Branch Electric System Rev.	5.75	8/1/28	513,430
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	773,445
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,203,140
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,301,688
1,690,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	1,695,324

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity($)	Name of Issuer			Fair Value ($)

2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	1,985,640
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,141,060
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	1,122,780

				20,265,138

Total Municipal Bonds (cost: $392,614,493)				402,589,104

Investment Companies - 1.4%
311,350	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,088,026
126,419	Nuveen Minnesota Municipal Income Fund (NMS)			1,795,156

Total Investment Companies (cost: $6,439,575)				5,883,182

Total Investments in Securities - 95.2% (cost: $399,054,068)				408,472,286
Other Assets and Liabilities, net - 4.8%				20,668,837

Total Net Assets - 100.0%				$429,141,123

[1]	Variable rate security. Rate disclosed is as of June 30, 2015.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2015, 6.7% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2015 was $22,561,745 and represented 5.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2015 was $8,569,775 and represented 2.0% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	402,589,104	—	402,589,104
Investment Companies	5,883,182	—	—	5,883,182

Total:	5,883,182	402,589,104	—	408,472,286

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2015	25

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2015

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2015 (Continued)

During the three months ended June 30, 2015, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount

Quality Income Fund
Purchased Put Options	$11,635	—	$20,500
Written Call Options	—	$81,675	240,000
Treasury Futures	—	—	36,697,729

The number of open option contracts and open futures contracts outstanding as of June 30, 2015 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2015.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Treasury Futures	—	$18,713
Written call options	—	132,188

Transactions in written options for Quality Income Fund for the three months ended June 30, 2015 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2015	300	$85,491
Call options written	692	426,380
Call options closed	(812)	(434,012)
Outstanding, June 30, 2015	180	$77,859

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JUNE 30, 2015	27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2015 (Continued)

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2015 is included with the Funds’ schedule of investments.

At June 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
Quality Income	$314,212	($211,228)	$102,984	$78,999,937
Tax-Free Income	6,947,339	(19,513,281)	(12,565,942)	175,191,337
Minnesota Tax-Free Income	12,748,563	(3,330,345)	9,418,218	399,054,068

28

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2015

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 24, 2015